Net income (loss) per share - Schedule of potential dilutive securities excluded from diluted per share calculation (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	11,232,078	10,951,359	60,665,875
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	0	0	50,657,042
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	8,362,930	9,981,394	9,874,165
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	2,866,980	967,797	132,500
Treasury stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	2,168	2,168	2,168